Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash flows provided by operating activities:
Net income	$ 41,598	$ 22,875
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	41,725	35,380
Amortization of contract intangibles / liabilities	(1,138)	(1,138)
Amortization of deferred revenue	(1,257)	(1,436)
Amortization of deferred debt issuance cost	883	859
Drydocking expenditure	(2,595)
Goodwill impairment charge		6,217
Income tax expense	9	6
Income taxes paid	(241)	(336)
Unrealized loss (gain) on derivative instruments	(568)	5,254
Unrealized loss (gain) on foreign currency transactions	30	18
Changes in operating assets and liabilities
Decrease (increase) in amounts due from related parties	(11)	915
Decrease (increase) in inventories	90	248
Decrease (increase) in other current assets	344	(2,239)
Increase (decrease) in trade accounts payable	(565)	(554)
Increase (decrease) in accrued expenses	79	730
Decrease (increase) in accrued revenue	(921)
Increase (decrease) in prepaid revenue	5,730	(1,503)
Increase (decrease) in amounts due to related parties	(82)	(1,526)
Net cash provided by operating activities	83,110	63,770
Cash flows from investing activities:
Disposals (additions) to vessel and equipment	(849)	(1,193)
Net cash used in investing activities	(849)	(38,036)
Cash flows from financing activities:
Proceeds from long-term debt	5,000
Repayment of long-term debt	(38,221)	(55,439)
Repayment of long-term debt from related parties		(12,000)
Payments of debt issuance cost	(174)	(8)
Cash distribution	(45,134)	(38,261)
Proceeds from public offering, net of underwriters' discount		116,924
Offering cost		(293)
Net cash provided by (used in) financing activities	(78,529)	10,923
Effect of exchange rate changes on cash	77	(206)
Net increase in cash and cash equivalents	3,732	36,451
Cash and cash equivalents at the beginning of the period	23,573	30,746
Cash and cash equivalents at the end of the period	$ 27,382	67,197
Dan Sabia [Member]
Cash flows from investing activities:
Payments for acquisition, net of cash acquired		$ (36,843)